UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer, Principal
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $336,026 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      682     1167 SH       SOLE                     1167        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    12859   418027 SH       SOLE                   418027        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1374       11 SH       SOLE                       11        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    33709   404530 SH       SOLE                   404530        0        0
EXXON MOBIL CORP               COM              30231G102     2236    26136 SH       SOLE                    26136        0        0
GENERAL ELECTRIC CO            COM              369604103      291    13956 SH       SOLE                    13956        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    70620  1585191 SH       SOLE                  1585191        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      233    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    33667   246193 SH       SOLE                   246193        0        0
ISHARES TR                     BARCLY USAGG B   464287226      965     8669 SH       SOLE                     8669        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1067    27269 SH       SOLE                    27269        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1258    25178 SH       SOLE                    25178        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3179    46605 SH       SOLE                    46605        0        0
ISHARES TR                     RUSSELL 1000     464287622     9641   128186 SH       SOLE                   128186        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2584    36710 SH       SOLE                    36710        0        0
ISHARES TR                     RUSSELL 2000     464287655     1714    21538 SH       SOLE                    21538        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      660     7416 SH       SOLE                     7416        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158      892     8345 SH       SOLE                     8345        0        0
ISHARES TR                     MSCI ACWI EX     464288240      630    16936 SH       SOLE                    16936        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1106    25216 SH       SOLE                    25216        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      560    15499 SH       SOLE                    15499        0        0
ISHARES TR                     EPRA/NAR DEV R/E 464288489     4236   148525 SH       SOLE                   148525        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1457    29115 SH       SOLE                    29115        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2122    49976 SH       SOLE                    49976        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      396     6581 SH       SOLE                     6581        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    29925   813614 SH       SOLE                   813614        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     7452   288727 SH       SOLE                   288727        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    55784   409861 SH       SOLE                   409861        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      872    13332 SH       SOLE                    13332        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      684    10032 SH       SOLE                    10032        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      778    13914 SH       SOLE                    13914        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    33311   812856 SH       SOLE                   812856        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    19082   477879 SH       SOLE                   477879        0        0